UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.) :[X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:

 /s/ Rodric E. Cummins                 Dallas, TX                6-5-09
-----------------------------    -----------------------      ------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


FORM 13F
FILE NUMBER        NAME

28-03570           AXA (on behalf of Alliance Capital Management, L.P.)
28-05508           Aronson + Johnson + Ortiz, LP
28-1006            Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019           BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019           BlackRock, Inc. (on behalf of BlackRock Institutional)
28-00096           Capital Guardian Trust Company
28-3706            Equinox Capital Management
28-10956           Genesis Asset Managers, LLP
28-04981           Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                   Management L.P.)
28-398             Loomis, Sayles & Company, L.P.
28-413             Lord, Abbett & Co LLC
28-06419           Lotsoff Capital Management
28-06748           Marsico Capital Management, LLC
28-00409           Mellon Financial Corporation (on behalf of The Boston Company
                   Asset Management, LLC)
28-11450           Mondrian Investment Partners LTD
28-290             Northern Trust Corporation (on behalf of Northern Trust
                   Investments, N.A.)
28-07376           Oechsle International Advisors, LLC
28-2701            Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643           Payden & Rygel
28-10372           Philadelphia International Advisors, LP
28-00969           Provident Investment Counsel
28-00223           RCM Capital Management LLC
28-04760           RREEF America LLC
28-05734           Sands Capital Management, LLC
28-11092           TimesSquare Capital Management, LLC
28-02494           The TCW Group, Inc. (on behalf of TCW Investment Management
                   Company)
28-05591           Walter Scott & Partners Limited
28-1700            Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700            Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: 11,927
                                        ------
                                        (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           Form 13F Information Table

-------------------------------------------------------------------------------------------------------------------------
   Column 1       Column 2        Column 3      Column 4     Column 5       Column 6      Column 7         Column 8
-------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER     CLASS           CUSIP        VALUE         SH/PRN       INVESTMENT      OTHER       VOTING AUTHORITY
                                               (x$1000)       AMOUNT       DISCRETION     MANAGERS     SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
ISHARES TR       RUSL 2000       464287655         377       4,750 SH         SOLE           0          4,750
-------------------------------------------------------------------------------------------------------------------------
ISHARES TR       US TIPS BD FD   464287176       3,925      38,865 SH         SOLE           0         38,865
-------------------------------------------------------------------------------------------------------------------------
ISHARES INC      MSCI AUSTRALIA  464286103       2,385      91,900 SH         SOLE           0         91,900
-------------------------------------------------------------------------------------------------------------------------
ISHARES TR       MSCI EAFE IDX   464287465       5,240      68,630 SH         SOLE           0         68,630
-------------------------------------------------------------------------------------------------------------------------